Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Summary of Components of Lease Expense, Lease Term, And Discount Rate
Components of lease expense, lease term, and discount rate for operating leases are as follows:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Operating lease expense	$(21.8)	$(19.4)	$(10.8)
Weighted-average remaining lease term (in years)	6	7	3
Weighted-average discount rate	8.55%	6.31%	6.09%

Summary of Supplemental Cash Flow Information
Supplemental cash flow information related to leases are as follows:

	Year ended March 31,
	2026	2025	2024
	(In million)	(In million)	(In million)
Operating cash outflows from operating leases	$15.9	$13.4	$12.2
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	32.1	$83.0	$18.7

Summary of Future Minimum Lease Payments
Future minimum lease payments for our leases as of March 31, 2026 were as follows:

Year	Amount
(In million)
2027	$20.2
2028	27.0
2029	25.3
2030	22.9
2031	22.6
Thereafter	90.6

Total	$208.6
Less: present value discount	(59.6)

Lease liability	$149.0

Current portion of lease liability	16.4
Noncurrent portion of lease liability	132.6